24. LOANS, FINANCING AND DEBENTURES (Detaills 5) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Beginning Balance		R$ 14,772
(-) Transaction costs		(48)
(-) Discount in the issues of securities		(22)
(-) Interest paid in advance		(30)
Ending Balance		14,777	R$ 14,772
Loans Financing and Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance		14,772	14,398	R$ 15,179
Liabilities arising from business combination			163
Initial balance for consolidation purposes			14,561
Loans and financings obtained		4,510	2,996	3,363
(-) Transaction costs		(10)	(16)	(16)	[1]
(-) Discount in the issues of securities		(23)
(-) Interest paid in advance			10	(48)	[1]
Financings obtained, net		4,477	2,990	3,299
Transaction costs	[2]			(11)
Monetary variation		142	134	109
Exchange rate variation		226	582	59
Financial charges provisioned		1,250	1,287	1,537
Amortization of transaction cost		38	33	67
Financial charges paid		(1,265)	(1,290)	(1,749)
Amortization of financings		(4,883)	(3,527)	(1,749)
Subtotal		14,757	14,770	14,359
FIC Pampulha: Marketable securities of subsidiary companies		20	2	39
Ending Balance		R$ 14,777	R$ 14,772	R$ 14,398

[1]	Includes taxes with no cash effect, of R$10
[2]	Transaction costs arising from the 5th issue of debentures by Cemig D, which was subscribed by transfer of the debentures of the 4th issue - thus there was no cash effect in the Company.